PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Total	$ 3,499,210	$ 3,626,423
Depreciation of property, plant and equipment	206,358	148,889	$ 107,097
Buildings and plant
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	1,221,351	906,293
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	2,939,696	2,020,209
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	159,058	124,283
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	3,564	3,219
Depreciable asset
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	703,980	535,159
Less: Impairment	170,565
Total	3,449,124	2,518,845
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	52,534	$ 1,107,578
Less: Impairment	$ 2,448